Loans and Other Borrowings - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	£ 15,336	£ 13,896	£ 15,785
Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments of loans and borrowings at hedged rate	14,219	12,138	14,756
At Fair Value [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	14,878	13,496	14,500
Fair value of finance leases	£ 253	£ 273	£ 284